                        OPPENHEIMER EQUITY FUND, INC.

                   Supplement dated December 5, 2003 to the
      to the Statement of Additional Information dated February 25, 2003

1.    The  supplement  dated  August 19, 2003 is deleted and  replaced by this supplement.

2.    At  the  Board  meeting  held  on  June  24,  2003,   the  Directors  of
   Oppenheimer  Total  Return  Fund,  Inc.  approved the change of its name to
   Oppenheimer   Equity  Fund,  Inc.   Accordingly,   all  references  in  the
   Statement of  Additional  Information  to  "Oppenheimer  Total Return Fund,
   Inc." are changed to "Oppenheimer  Equity Fund,  Inc." The name change took effect August 29, 2003.

   On page 2 of the SAI, under the section  entitled,  "The Fund's  Investment
   Policies" the following is added at the end of the first paragraph:

      The Fund does not  invest in debt  securities  as part of its  principal investment  policies,  however such  investments  are part of the Fund's other investment strategies that it may use to seek its objective.

3.    The  first  paragraph  of the  section  titled  "Regulatory  Aspects  of
   Hedging Instruments" on page 21 is replaced with the following:

|_|   Regulatory  Aspects  of Hedging  Instruments.  The  Commodities  Futures
      Trading  Commission  (the "CFTC")  recently  eliminated  limitations  on futures  trading  by certain  regulated  entities  including  registered investment  companies and consequently  registered  investment companies may  engage  in  unlimited  futures  transactions  and  options  thereon provided  that  the  Fund  claims  an  exclusion  from  regulation  as a commodity  pool  operator.  The Fund has claimed such an exclusion  from registration  as a commodity pool operator under the Commodity  Exchange
      Act  ("CEA").  The Fund may use  futures  and  options  for  hedging and non-hedging  purposes  to the  extent  consistent  with  its  investment objective,  internal risk  management  guidelines  adopted by the Fund's investment  advisor (as they may be amended  from time to time),  and as otherwise  set  forth in the  Fund's  prospectus  or this  statement  of additional information.

4.    Effective  October  27,  2003  Mr.  Richard  Grabish  was  elected  as a
   Director/Trustee  of  all  the  Board  II  Funds  (with  the  exception  of
   Oppenheimer  Senior  Floating  Rate Fund).  The first  sentence of the last paragraph  under the  section  titled  "Board of  Directors  and  Oversight
   Committees" on page 26 is revised to read as follows:

      The  members  of the  Review  Committee  are Jon S.  Fossel  (Chairman),
      Robert G. Avis, Richard Grabish,  Sam Freedman,  Beverly Hamilton and F.
      William Marshall, Jr.

5.    The first two paragraphs of the section  titled  "Directors and Officers of the Fund" on page 26 are revised to read as follows:

      Directors  and  Officers  of the Fund.  Except  for  Messrs.  Murphy and
      Grabish,  each of the Directors is an  "Independent  Director" under the
      Investment Company Act. Mr. Murphy is an "Interested  Director," because he is  affiliated  with the  Manager  by virtue of his  positions  as an officer and director of the Manager,  and as a shareholder of its parent company.  Mr.  Murphy was  elected  as a  Director  of the Fund with the understanding  that in the event he  ceases  to be the  chief  executive officer of the  Manager,  he will  resign as a director  of the Fund and the other  Board II Funds  (defined  below) for which he is a trustee or director.  Mr.  Grabish  is  an  "Interested  Director"  because  he  is affiliated with Centennial Asset Management  Corporation (a wholly-owned investment  advisory  subsidiary  of  the  Manager),  by  virtue  of his positions  with  A.G.  Edwards  &  Sons,  Inc.  and its  affiliates  (as described  in his  biography  below),  which is a  partial  owner of the
      Manager's parent company.

            The Fund's  Directors and officers and their  positions  held with the Fund and length of service in such  position(s)  and their principal occupations  and  business  affiliations  during the past five years are listed  in the chart  below.  The  information  for the  Directors  also includes  the  dollar  range  of  shares  of the  Fund  as  well  as the aggregate  dollar  range  of  shares  beneficially  owned  in any of the
      Oppenheimer  funds overseen by the  Directors.  All of the Directors are also  trustees or directors of the following  Oppenheimer  funds (except for Ms.  Hamilton and Messrs.  Grabish and Malone,  who are not Trustees
      of  Oppenheimer  Senior  Floating  Rate Fund)  (referred to as "Board II
      Funds"):

6.    The  following  biography  is added to page 31 directly  above the chart for "Interested Director and Officer":

      The  address of Mr.  Grabish in the chart  below is 6803 S.  Tucson Way,
      Centennial,  CO 80112.  Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Interested Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,             Principal Occupation(s) During Past 5   Dollar      Aggregate
                                                                      Dollar Range
                                                                      Of Shares
                                                                      Beneficially
                                                                      Owned in Any
                                                                      of the
Position(s) Held  Years;                                  Range of    Oppenheimer/
with Fund,        Other Trusteeships/Directorships Held   Shares      Centennial
Length of         by Director;                            BeneficiallyFunds
Service,          Number of Portfolios in Fund Complex    Owned in    Overseen by
Age               Currently Overseen by Director          the Fund    Director
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                           As of December 31, 2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Richard F.        Senior   Vice   President,    Assistant $0          Over $100,000
Grabish,          Director of Sales and Marketing  (since
Director since    March  1997),  and  Manager  of Private
2003              Client  Services  (since June 1985) for
Age: 55           A.G.     Edwards    &    Sons,     Inc.
                  (broker/dealer  and  investment  firm).
                  Chairman  and Chief  Executive  Officer
                  (since  March  2001)  of  A.G.  Edwards
                  Trust  Company;  Director  (since March
                  1988)  of A.G.  Edwards  &  Sons,  Inc.
                  Formerly  (until March 1987)  President
                  and  Vice  Chairman  of  A.G.   Edwards
                  Trust  Company.  Oversees 37 portfolios
                  in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------

7.    The following  information is added to the Director  compensation  table on page 33:

    ----------------------------------------------------------------------
                                     Aggregate      Total Compensation
    Director  Name and Other Fund                   From Fund and Fund
    Position(s) (as applicable)    Compensation       Complex Paid to
                                    from Fund1          Directors*
    ----------------------------------------------------------------------
    ----------------------------------------------------------------------
    Richard F. Grabish                  $0                $9,0132
    Review Committee Member
    ----------------------------------------------------------------------
2.    "Total  Compensation From Fund and Fund Complex" paid to Mr. Grabish was paid by Centennial  Government Trust,  Centennial  California Tax Exempt
      Trust,  Centennial  Money Market Trust,  Centennial  New York Tax Exempt
      Trust,  Centennial  Tax Exempt Trust and Centennial  America Fund,  L.P.
      for service as a Trustee  during  calendar  year 2002.  Mr.  Grabish was appointed to the Review  Committee  effective  February 24, 2003 and was elected  as a Trustee  of all  Board II Funds  (with  the  exception  of
      Oppenheimer Senior Floating Rate Fund) effective October 27, 2003

December 5, 2003                                              PX0420.015